EQUITY - Non-controlling interests (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-controlling interests
Shareholders equity attributable to non controlling interests	$ 21,923,293	$ 21,564,445	$ 21,060,465
Income attributable to non controlling interests	$ 1,164,935	$ 1,523,120	234,442
Profit Loss Attributable To Non controlling Interests As Per Circular No. 856 of Chilean Superintendence of Securities and Insurance			$ 234,442
Embotelladora del Atlantico S.A.
Non-controlling interests
Non controlling interest percentage	0.0171%	0.0171%	0.0171%
Shareholders equity attributable to non controlling interests	$ 13,765	$ 12,209	$ 14,484
Income attributable to non controlling interests	$ 5,590	$ 5,502
Profit Loss Attributable To Non controlling Interests As Per Circular No. 856 of Chilean Superintendence of Securities and Insurance			$ 5,262
Andina Empaques Argentina S.A.
Non-controlling interests
Non controlling interest percentage	0.0209%	0.0209%	0.0209%
Shareholders equity attributable to non controlling interests	$ 2,213	$ 2,062	$ 2,220
Income attributable to non controlling interests	$ 711	$ 785
Profit Loss Attributable To Non controlling Interests As Per Circular No. 856 of Chilean Superintendence of Securities and Insurance			$ 798
Paraguay Refrescos S.A.
Non-controlling interests
Non controlling interest percentage	2.1697%	2.1697%	2.1697%
Shareholders equity attributable to non controlling interests	$ 5,045,792	$ 5,337,687	$ 5,522,797
Income attributable to non controlling interests	$ 502,945	$ 504,806
Profit Loss Attributable To Non controlling Interests As Per Circular No. 856 of Chilean Superintendence of Securities and Insurance			$ 406,211
Vital S.A.
Non-controlling interests
Non controlling interest percentage	35.00%	35.00%	35.00%
Shareholders equity attributable to non controlling interests	$ 9,261,108	$ 9,054,947	$ 8,891,548
Income attributable to non controlling interests	$ 283,327	$ 319,858
Profit Loss Attributable To Non controlling Interests As Per Circular No. 856 of Chilean Superintendence of Securities and Insurance			$ (4,556)
Vital Aguas S.A.
Non-controlling interests
Non controlling interest percentage	33.50%	33.50%	33.50%
Shareholders equity attributable to non controlling interests	$ 2,117,098	$ 2,027,879	$ 1,967,652
Income attributable to non controlling interests	$ 151,647	$ 23,744
Profit Loss Attributable To Non controlling Interests As Per Circular No. 856 of Chilean Superintendence of Securities and Insurance			$ 50,933
Envases Central S.A.
Non-controlling interests
Non controlling interest percentage	40.73%	40.73%	40.73%
Shareholders equity attributable to non controlling interests	$ 5,483,317	$ 5,129,661	$ 4,661,764
Income attributable to non controlling interests	$ 220,715	$ 668,425
Profit Loss Attributable To Non controlling Interests As Per Circular No. 856 of Chilean Superintendence of Securities and Insurance			$ (224,206)